Other Income (Components of Other Income) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest And Other Income [Line Items]
Realized gain (loss) clearing of derivative contracts					$ 2,382,184	$ 4,662,012
Loss on sale of fixed assets					0	(13,661)
Miscellaneous income					24,124	27,105
Interest income					32	398
Other Income	$ 285,000	$ 138,075	$ 531,846	$ 2,312,261	$ 2,406,340	$ 4,675,854